Long-Term Investments - Summary of Equity and Cost Method Investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments [Line Items]
Fair value option investment	[1]	¥ 104,335		¥ 143,540
Long term Investments		786,911	$ 110,834	893,988
58 Daojia Ltd [Member]
Investments [Line Items]
Equity securities	[2]	300,000		300,000
Hangzhou Faceunity Technology Limited [Member]
Investments [Line Items]
Equity securities	[2]	70,000		70,000
Hunan Qindao Cultural Spread Ltd. [Member]
Investments [Line Items]
Equity securities	[2]	30,000		30,000
Haining Yijiayi Culture Co Ltd [Member]
Investments [Line Items]
Equity securities	[2]	0		25,000
Shenzhen INMO Technology Co Ltd [Member]
Investments [Line Items]
Equity securities	[2]	55,343		55,343
Other Equity Securities [Member]
Investments [Line Items]
Equity securities	[2],[3]	34,625		65,875
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Equity method investments	[4]	48,687		73,632
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Equity method investments	[5]	47,168		48,328
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Equity method investments	[6]	34,082		36,961
Other Equity Method Investments [Member]
Investments [Line Items]
Equity method investments	[3]	¥ 62,671		¥ 45,309

[1]	In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB19,010 and RMB (43,854) was recognized during the year ended December 31, 2022 and 2023.
[2]	The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million. The transaction was completed in April 2021. On March 31, 2022, the Group entered into a share purchase agreement with Shenzhen INMO Technology Co., Ltd for a consideration of RMB55,343. The transaction was completed in April 2022. As the investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted during the years ended December 31, 2022, and 2023. In October 2023, the Group disposed the preferred share of Haining Yijiayi Culture Co., Ltd. for cash consideration of RMB25,000.
[3]	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.
[4]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2022 and 2023. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB (5,147), RMB397 and RMB (24,227) during the years ended December 31, 2021, 2022 and 2023, respectively. The Group received distribution from Jingwei of RMB718 during the year ended December 31, 2023.
[5]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB (11,013), RMB (3,752) and RMB356 for the years ended December 31, 2021, 2022 and 2023, respectively.
[6]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB2,453, RMB286 and RMB (1,531) during the years ended December 31, 2021, 2022 and 2023, respectively. [The Group received distribution from Tianfu of RMB2,480 and RMB1,349 during the year ended December 31, 2022 and 2023, respectively.]